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Zurich PREFERRED
VARIABLE ANNUITY

semi-annual report
2001

Including semi-annual reports for:

Scudder Variable Series I
Scudder Variable Series II
The Alger American Fund
Janus Aspen Series
Fidelity Variable Insurance Products Fund
Fidelity Variable Insurance Products Fund II
American Century Variable Portfolios, Inc.
J.P. Morgan Series Trust II
Credit Suisse Warburg Pincus Trust
The Dreyfus Socially Responsible Growth Fund, Inc.

A Fixed and Variable Annuity issued by Kemper Investors Life Insurance Company.

Zurich Preferred is a Variable Annuity contract underwritten by Kemper Investors Life Insurance Company, a Zurich Life company, Schaumburg, IL.

Securities distributed by Investors Brokerage Services, Inc.

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Zurich Life

1600 McConnor Parkway
Schaumburg, IL 60196-6801

Zurich Life. The way life should be. ®

Policy Form Series L-8614 and L-8589	LOGO: RECYCLED PAPER	ZPREF-SAN (08/01)

LOGO: ZURICH LIFE

1600 McConnor Parkway
Schaumburg, IL 60196-6801